Share-based compensation - Restricted shares (Detail)		12 Months Ended
		Dec. 31, 2022 EUR (€) € / shares	Dec. 31, 2022 € / shares $ / shares	Dec. 31, 2021 EUR (€) € / shares	Dec. 31, 2021 $ / shares € / shares	Dec. 31, 2022 $ / shares	Dec. 31, 2021 $ / shares	Dec. 31, 2020 € / shares	Dec. 31, 2020 $ / shares
Share-based compensation [Line Items]
Cancellation of treasury shares | €		€ 299,000,000
Euro [Member]
Share-based compensation [Line Items]
Number of other equity instruments outstanding in share-based payment arrangement				1,618,488	1,618,488		1,618,488	1,813,385	1,813,385
US Dollar [Member]
Share-based compensation [Line Items]
Number of other equity instruments outstanding in share-based payment arrangement				1,611,021	1,611,021		1,611,021	1,649,847	1,649,847
Restricted shares [Member] | Euro [Member]
Share-based compensation [Line Items]
Number of other equity instruments outstanding in share-based payment arrangement		2,321,250	2,321,250	1,618,488	1,618,488	2,321,250	1,618,488
Weighted average exercise price of other equity instruments outstanding in share-based payment arrangement | € / shares		€ 30.73	€ 30.73	€ 39.93	€ 39.93			€ 36.2
Number of other equity instruments granted in share-based payment arrangement		1,349,003		631,347
Weighted average exercise price of other equity instruments granted in share-based payment arrangement | € / shares		€ 22.03		€ 44.41
Notional Dividends	[1]	81,500		33,430
Weighted Average Exercise Price Notional Dividends | € / shares	[1]	€ 35.67		€ 39.69
Number of other equity instruments exercised or vested in share-based payment arrangement		(540,930)		(671,703)
Weighted average exercise price of other equity instruments exercised or vested in share-based payment arrangement | € / shares		€ 35.82		€ 33.96
Number of other equity instruments forfeited in share-based payment arrangement		(186,811)		(187,648)
Weighted average exercise price of other equity instruments forfeited in share-based payment arrangement | € / shares		€ 35.06		€ 40.19
Cancellation of treasury shares | €				€ (323)
Restricted shares [Member] | Euro [Member] | Weighted average [member]
Share-based compensation [Line Items]
Cancellation of treasury shares | €				€ 35.72
Restricted shares [Member] | US Dollar [Member]
Share-based compensation [Line Items]
Number of other equity instruments outstanding in share-based payment arrangement		2,345,263	2,345,263	1,611,021	1,611,021	2,345,263	1,611,021
Weighted average exercise price of other equity instruments outstanding in share-based payment arrangement | $ / shares						$ 33.87	$ 46.26		$ 41.14
Number of other equity instruments granted in share-based payment arrangement		1,463,855		721,469
Weighted average exercise price of other equity instruments granted in share-based payment arrangement | $ / shares			€ 23.6		€ 53.42
Notional Dividends	[1]	83,151		30,551
Weighted Average Exercise Price Notional Dividends | $ / shares	[1]		39.37		44.99
Number of other equity instruments exercised or vested in share-based payment arrangement		(541,336)		(584,833)
Weighted average exercise price of other equity instruments exercised or vested in share-based payment arrangement | $ / shares			41.48		40.64
Number of other equity instruments forfeited in share-based payment arrangement		(271,427)		(206,013)
Weighted average exercise price of other equity instruments forfeited in share-based payment arrangement | $ / shares			€ 38.51		€ 46.09

[1]	Dividend declared in 2022 on outstanding shares.